[LOGO]USAA(R)

                   USAA EMERGING
                             MARKETS Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
              WITH THIS CHANGE IN EQUITY FUND
              MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]      OUTSTANDING SERVICE FROM A TRUSTED
               ADVISER, WE THINK YOU WILL BE
              WELL SERVED FOR YOUR STRONG AND
             LONG-LASTING RELATIONSHIP WITH US.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

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.. . . C O N T I N U E D
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                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                     9

   Independent Auditors' Report                                     10

   Portfolio of Investments                                         11

   Notes to Portfolio of Investments                                16

   Financial Statements                                             17

   Notes to Financial Statements                                    20

DIRECTORS' INFORMATION                                              31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of emerging market companies.

----------------------------------------------------------------------------------------------
                                                              5/31/02             5/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $57.1 Million       $51.7 Million
 Net Asset Value Per Share                                   $7.93               $7.16

----------------------------------------------------------------------------------------------
                              Average Annual Total Returns as of 5/31/02
----------------------------------------------------------------------------------------------
1 YEAR                        5 YEARS                       SINCE INCEPTION ON 11/7/94
11.11%                        -6.56%                                  -1.61%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

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=======================---------------------------------------------------------
                        OVERVIEW

                                        [CHART]

                            CUMULATIVE PERFORMANCE COMPARISON

          USAA EMERGING         LIPPER EMERGING MARKETS        S&P/IFC GLOBAL             LIPPER EMERGING
          MARKETS FUND              FUNDS AVERAGE              COMPOSITE INDEX             MARKETS INDEX
Oct-94      10,000.00                  10,000.00                  10,000.00                  10,000.00
Nov-94       9,550.00                   9,658.83                   9,326.80                   9,655.77
Dec-94       9,170.00                   8,935.39                   8,811.57                   8,922.89
Jan-95       8,390.00                   8,068.65                   7,809.83                   8,010.08
Feb-95       8,300.00                   7,933.10                   7,712.18                   7,877.11
Mar-95       8,720.00                   8,010.05                   7,681.06                   7,911.77
Apr-95       9,130.00                   8,353.68                   7,801.69                   8,166.53
May-95       9,770.00                   8,769.70                   8,097.05                   8,547.91
Jun-95       9,950.00                   8,777.59                   8,081.25                   8,582.10
Jul-95      10,320.00                   9,092.70                   8,234.91                   8,880.76
Aug-95      10,090.00                   8,919.03                   7,914.35                   8,653.41
Sep-95       9,940.00                   8,905.66                   7,962.53                   8,611.01
Oct-95       9,330.00                   8,518.26                   7,727.66                   8,252.79
Nov-95       9,285.99                   8,380.26                   7,507.78                   8,039.87
Dec-95       9,504.86                   8,656.81                   7,725.58                   8,318.85
Jan-96      10,633.94                   9,422.94                   8,123.53                   9,075.04
Feb-96      10,767.38                   9,356.04                   8,072.47                   8,968.86
Mar-96      10,716.06                   9,420.59                   8,200.44                   9,043.30
Apr-96      11,290.87                   9,852.06                   8,810.93                   9,362.53
May-96      11,424.30                  10,003.78                   8,641.48                   9,455.22
Jun-96      11,260.07                  10,072.81                   8,768.01                   9,473.18
Jul-96      10,435.95                   9,486.57                   8,221.03                   8,923.74
Aug-96      10,823.66                   9,762.63                   8,403.89                   9,167.36
Sep-96      10,974.44                   9,828.04                   8,478.88                   9,260.86
Oct-96      10,608.26                   9,581.35                   8,289.80                   9,048.79
Nov-96      10,920.59                   9,806.51                   8,408.67                   9,253.29
Dec-96      11,082.14                   9,990.88                   8,334.64                   9,333.80
Jan-97      11,932.95                  10,804.13                   8,894.70                  10,047.83
Feb-97      12,331.43                  11,193.08                   9,299.04                  10,406.54
Mar-97      12,094.50                  10,952.43                   9,132.77                  10,141.17
Apr-97      11,965.26                  11,031.29                   9,134.05                  10,141.17
May-97      12,417.59                  11,505.63                   9,284.52                  10,492.06
Jun-97      12,988.39                  12,161.46                   9,759.22                  11,006.17
Jul-97      13,267.05                  12,543.33                   9,913.20                  11,328.65
Aug-97      12,250.71                  11,410.66                   8,839.50                  10,081.36
Sep-97      12,928.27                  11,875.08                   8,881.94                  10,445.30
Oct-97      10,917.45                  10,011.88                   7,531.55                   8,700.94
Nov-97      10,392.88                   9,626.42                   7,097.06                   8,303.30
Dec-97      10,698.88                   9,785.26                   7,122.43                   8,378.86
Jan-98       9,715.32                   9,084.63                   6,716.66                   7,794.86
Feb-98      10,808.16                   9,906.79                   7,408.37                   8,491.72
Mar-98      11,332.72                  10,296.13                   7,646.92                   8,807.61
Apr-98      11,234.37                  10,370.26                   7,585.81                   8,849.89
May-98       9,813.68                   9,026.27                   6,682.84                   7,682.59
Jun-98       8,862.91                   8,195.86                   5,994.48                   6,954.28
Jul-98       9,028.82                   8,465.50                   6,166.65                   7,166.38
Aug-98       6,118.43                   6,055.37                   4,599.26                   5,113.21
Sep-98       6,548.37                   6,216.45                   4,826.47                   5,304.96
Oct-98       7,496.45                   6,777.17                   5,320.00                   5,814.77
Nov-98       7,893.33                   7,205.49                   5,717.80                   6,205.52
Dec-98       7,904.35                   7,106.77                   5,621.42                   6,127.95
Jan-99       7,705.91                   6,953.26                   5,527.92                   6,003.55
Feb-99       7,650.79                   6,903.20                   5,555.04                   5,951.92
Mar-99       8,411.46                   7,659.10                   6,121.01                   6,614.96
Apr-99       9,580.03                   8,706.87                   6,868.89                   7,533.78
May-99       9,359.54                   8,641.57                   6,905.43                   7,442.62
Jun-99      10,362.75                   9,669.91                   7,775.69                   8,278.43
Jul-99      10,127.76                   9,448.47                   7,596.50                   8,072.30
Aug-99       9,972.29                   9,342.65                   7,751.91                   7,982.70
Sep-99       9,505.88                   8,998.84                   7,466.93                   7,699.31
Oct-99       9,716.88                   9,324.60                   7,595.38                   7,931.06
Nov-99      10,527.54                  10,374.55                   8,148.11                   8,805.86
Dec-99      12,048.93                  12,278.28                   9,146.18                  10,353.04
Jan-00      11,793.51                  12,167.77                   9,299.52                  10,232.95
Feb-00      12,193.29                  12,750.61                   9,305.90                  10,537.89
Mar-00      12,171.08                  12,827.11                   9,423.82                  10,569.50
Apr-00      10,616.38                  11,385.34                   8,543.66                   9,419.54
May-00       9,972.29                  10,736.38                   8,337.51                   8,918.42
Jun-00      10,505.33                  11,276.42                   8,523.56                   9,360.78
Jul-00      10,026.09                  10,750.94                   8,162.15                   8,978.86
Aug-00      10,159.48                  10,981.01                   8,185.29                   9,071.34
Sep-00       9,259.13                   9,863.14                   7,438.21                   8,204.12
Oct-00       8,703.36                   9,144.12                   6,852.45                   7,591.27
Nov-00       7,825.24                   8,258.97                   6,424.66                   6,905.02
Dec-00       8,203.17                   8,547.21                   6,514.66                   7,154.29
Jan-01       8,970.13                   9,556.63                   7,302.42                   7,983.47
Feb-01       8,203.17                   8,810.26                   6,811.92                   7,364.75
Mar-01       7,469.55                   7,983.86                   6,353.34                   6,662.16
Apr-01       7,814.13                   8,444.52                   6,580.08                   7,002.59
May-01       7,958.63                   8,693.64                   6,719.54                   7,195.16
Jun-01       7,847.47                   8,525.85                   6,616.78                   7,069.97
Jul-01       7,436.20                   7,958.03                   6,155.16                   6,631.63
Aug-01       7,169.43                   7,792.50                   6,091.01                   6,545.42
Sep-01       6,269.09                   6,685.97                   5,202.25                   5,611.39
Oct-01       6,580.32                   7,095.82                   5,481.80                   5,905.99
Nov-01       7,102.74                   7,806.82                   6,048.09                   6,491.27
Dec-01       7,727.87                   8,295.52                   6,496.63                   6,905.41
Jan-02       8,107.01                   8,624.03                   6,672.15                   7,177.49
Feb-02       8,363.49                   8,811.17                   6,774.74                   7,338.26
Mar-02       8,921.06                   9,314.29                   7,253.43                   7,740.40
Apr-02       8,932.21                   9,401.84                   7,321.89                   7,834.83
May-02       8,843.00                   9,314.40                   7,162.64                   7,762.75

                 DATA SINCE INCEPTION ON 11/7/94 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The S&P/International Financial Corporation (S&P/IFC) Global
                   Composite Index (formerly known as the IFC Global Composite Index), an unmanaged broad-based index of emerging markets based on the World Bank GNP per capita definition.

                 o The Lipper Emerging Markets Funds Average, an average of emerging markets funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

4

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Kevin P. Moore
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of 11.11%, compared to a 7.19% average return for the Lipper Emerging Markets Funds category. Performance was particularly strong in the second half of the reporting year, with the Fund returning 24.5% from December 1, 2001, to May 31, 2002.

WHAT WAS BEHIND THIS STRONG PERFORMANCE?

                 In the aftermath of September 11, 2001, we positioned the Fund based on our view that emerging markets were oversold and that three fundamental factors would drive performance: 1) the considerable reduction in interest rates, particularly in the Pacific region; 2) the restructuring of the Russian oil industry; and 3) a belief that the global economy had bottomed. Repositioning of the portfolio increased the portfolio turnover for the year ended May 31, 2002.

                 The biggest boost to relative performance came from our overweight position in the Pacific, particularly in Korea. After the multiple crises of the 1990s, Pacific markets generally have done

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 the hard work of restructuring their banking systems, repairing their currency markets, and reforming government policies. This has led to a considerable reduction in interest rates and has lowered the risk premium. Additionally, falling interest rates and stronger financial systems have led to a re-emergence of the consumer. So, for the first time in a decade, we see an increase in the sales of homes, cars, and other consumer goods. We expect that the follow-through we've seen in Korea will spread next to Thailand, Malaysia, and Taiwan; and, as with Korea, we're focusing on banks, consumer-related stocks, and exporters.

DO YOU PLAN TO MAINTAIN YOUR OVERWEIGHT POSITION IN RUSSIA?

                 Yes. We took a very large position in Russian oil companies in light of considerable production growth after decades of mismanagement. Russian oil companies are sitting on huge reserves of oil and are increasingly using technology to lower their costs. These companies were trading at a fraction of the valuations of the major global oil companies and, although they've gone up substantially, there's still a large valuation discount.

HOW ARE YOU TAKING ADVANTAGE OF THE GLOBAL ECONOMIC RECOVERY?

                 Primarily through increased exposure to materials companies in steel, mining, gold, and chemicals. Emerging markets are the main source of growth for these products, offering cheap supply in a world where cost is everything.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

AFTER THE STRONG RUN YOU'VE HAD, DO YOU FORESEE MAJOR CHANGES TO THE FUND?

                 Managing an emerging markets fund requires that we always be on the lookout for new opportunities as well as potential political and economic hot spots. However, the underlying themes that have driven recent performance are still in place. We consistently look to take advantage of restructuring and are seeing opportunities today in Turkey, Brazil, and Indonesia.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

----------------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------------
Banks                                          15.9%

Integrated Oil & Gas                            8.1%

Computer Storage & Peripherals                  6.8%

Integrated Telecommunication Services           6.1%

Diversified Financial Services                  5.7%

Industrial Conglomerates                        4.3%

Wireless Telecommunication Services             3.9%

Steel                                           3.7%

Electric Utilities                              3.4%

Precious Metals & Minerals                      3.1%
----------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-15.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                     ASSET ALLOCATION
                         5/31/02

                         [CHART]

Brazil                                         8.8%
Hong Kong                                      6.5%
Indonesia                                      3.3%
Korea                                         20.5%
Malaysia                                       4.8%
Mexico                                         7.4%
Russia                                         6.8%
Singapore                                      4.6%
South Africa                                   7.8%
Taiwan                                        12.5%
Thailand                                       3.2%
Other*                                        12.8%

                     *Includes countries with less than 3% of
                    the portfolio and money market instruments.

       PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-15.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA EMERGING MARKETS FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.


                 Ordinary income*                       $.0219
                                                        ======

                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

10

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA EMERGING MARKETS FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Emerging Markets Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 11 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers.
                 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Emerging Markets Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA EMERGING MARKETS FUND
May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
 --------------------------------------------------------------------------------------------------
               STOCKS (94.4%)

               BRAZIL (8.8%)
     13,100    Aracruz Celulose S.A. ADR (Preferred)                                        $   289
     26,100    Brasil Telecom Participacoes S.A. ADR (Preferred)                                894
      9,600    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preferred)         201
     11,300    Companhia de Bebidas das Americas ADR (Preferred)                                214
     20,500    Companhia de Concessoes Rodoviarias *                                            130
     33,500    Companhia Paranaense de Energia-Copel ADR (Preferred)                            189
 14,000,000    Companhia Siderurgica Nacional S.A.                                              268
     19,000    Companhia Vale do Rio Doce (Preferred) "A"                                       562
      8,794    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)                   208
 33,900,000    Gerdau S.A. (Preferred)                                                          417
     27,480    Petroleo Brasileiro S.A. (Preferred)                                             594
 31,000,000    Telemar Norte Leste S.A. (Preferred) "A"                                         664
    121,500    Usiminas Siderurgicas de Minas Gerais S.A. (Preferred) "A"                       369
                                                                                            -------
                                                                                              4,999
                                                                                            -------
               CHINA (0.6%)
     26,800    AsiaInfo Holdings, Inc.*                                                         332
                                                                                            -------
               ESTONIA (0.5%)
     24,000    Hansabank Ltd.                                                                   317
                                                                                            -------

               HONG KONG (6.5%)
    185,100    China Mobile Ltd.*                                                               585
    416,000    China Resources Enterprise Ltd.                                                  485
    248,000    CITIC Pacific Ltd.                                                               561
    516,000    Giordano International Ltd.                                                      306
    160,000    Global Bio-chem Technology Group Co. Ltd.                                         60
    158,000    Hong Kong Electric Holdings Ltd.                                                 612
     39,400    HSBC Holdings plc                                                                479
     35,500    Hutchison Whampoa Ltd.                                                           297
     57,600    Swire Pacific Ltd. "A"                                                           316
                                                                                            -------
                                                                                              3,701
                                                                                            -------
               HUNGARY (1.3%)
      3,500    EGIS Gyogyszergyar Rt.                                                           196
     16,100    MOL Magyar Olaj - es Gazipari Rt.                                                315
     24,750    OTP Bank Rt.                                                                     215
                                                                                            -------
                                                                                                726
                                                                                            -------
               INDIA (1.8%)
     28,900    Dr. Reddy's Laboratories Ltd. ADR                                                571
     30,200    HDFC Bank Ltd. ADR                                                               450
                                                                                            -------
                                                                                              1,021
                                                                                            -------

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               INDONESIA (3.3%)
  1,677,000    PT Bank Central Asia Tbk                                                     $   535
  1,322,000    PT Hanjaya Mandala Sampoerna Tbk                                                 695
  1,343,400    PT Telekomunikasi Tbk                                                            629
                                                                                            -------
                                                                                              1,859
                                                                                            -------
               ISRAEL (1.2%)
     12,900    Elbit Systems Ltd. ADR                                                           197
      7,500    Teva Pharmaceutical Industries Ltd. ADR                                          502
                                                                                            -------
                                                                                                699
                                                                                            -------
               KOREA (20.5%)
     80,100    Chohung Bank *                                                                   402
     33,200    Daishin Securities Co.                                                           618
     42,000    Hana Bank                                                                        629
      7,500    Hanil Cement Co. Ltd.                                                            266
     33,500    Honam Petrochemical Corp.                                                        603
     19,900    Kookmin Bank                                                                   1,027
     35,900    Korea Electric Power Corp.                                                       745
     29,900    KT Corp. ADR                                                                     709
      8,100    KT Freetel *                                                                     278
      9,300    POSCO                                                                          1,068
     11,600    Samsung Electro Mechanics Co. Ltd.                                               683
      7,302    Samsung Electronics Co. Ltd.                                                   2,057
      6,600    Samsung Fire & Marine Insurance Co. Ltd.                                         403
    122,500    Samsung Heavy Industries Co. Ltd. *                                              436
      8,500    Samsung SDI Co. Ltd.                                                             670
      3,100    Shinsegae Co. Ltd.                                                               457
     26,500    SK Telecom Co. Ltd. ADR                                                          657
                                                                                            -------
                                                                                             11,708
                                                                                            -------
               MALAYSIA (4.8%)
     95,200    Genting Bhd                                                                      376
    307,000    IJM Corp. Bhd                                                                    436
    263,000    Perusahaan Otomobil Nasional Bhd                                                 741
    464,000    Public Bank Bhd                                                                  376
    310,000    Resorts World Bhd                                                                840
                                                                                            -------
                                                                                              2,769
                                                                                            -------
               MEXICO (7.4%)
    189,300    Alfa S.A. "A"*                                                                   361
     31,700    America Movil S.A. de C.V. ADR "L"                                               555
      8,800    Cemex S.A. de C.V. ADR                                                           264
      9,900    Fomento Economico Mexicano S.A. de C.V. ADR                                      418
    229,600    Grupo Financiero Banorte S.A. de C.V. "O" *                                      587

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
    511,900    Grupo Financiero BBVA Bancomer S.A. de C.V. "O" *                            $   443
    176,200    Grupo Modelo S.A. de C.V. "C"                                                    441
      8,300    Grupo Televisa S.A. de C.V. ADR *                                                348
     84,100    Organizacion Soriana S.A. de C.V. "B" *                                          261
     16,300    Telefonos de Mexico S.A. de C.V. ADR "L"                                         567
                                                                                            -------
                                                                                              4,245
                                                                                            -------
               PERU (0.6%)
     11,300    Compania de Minas Buenaventura S.A. ADR                                          337
                                                                                            -------

               POLAND (0.5%)
     14,600    Bank Zachodni WBK S.A.                                                           262
                                                                                            -------

               RUSSIA (6.8%)
     10,800    LUKoil Holdings ADR                                                              753
      5,000    Mobile TeleSystems ADR                                                           160
      7,000    Norilsk Nickel *                                                                 163
     21,100    OAO Gazprom ADR                                                                  364
    305,500    Sibneft *                                                                        565
     19,700    Surgutneftegaz ADR                                                               421
  2,762,000    Unified Energy Systems *                                                         373
    105,500    YUKOS Oil Co.                                                                  1,087
                                                                                            -------
                                                                                              3,886
                                                                                            -------
               SINGAPORE (4.6%)
    132,000    City Developments Ltd.                                                           436
    531,200    SembCorp Industries Ltd.                                                         422
    256,100    SembCorp Logistics Ltd.                                                          301
     62,000    United Overseas Bank Ltd.                                                        510
     45,000    Venture Corp. Ltd.                                                               408
    698,000    Want Want Holdings Ltd.                                                          558
                                                                                            -------
                                                                                              2,635
                                                                                            -------
               SOUTH AFRICA (7.8%)
     76,000    ABSA Group Ltd.                                                                  249
     12,000    Anglo American Platinum Corp.                                                    583
     36,600    Anglo American plc                                                               672
     28,800    BHP Billiton plc                                                                 164
     36,500    Gold Fields Ltd. ADR                                                             508
     16,400    Harmony Gold Mining Co. Ltd.                                                     258
      7,500    Impala Platinum Holdings Ltd.                                                    491
     19,400    Sappi Ltd.                                                                       282
     47,400    SASOL Ltd.                                                                       527

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
     38,100    South African Breweries plc                                                  $   322
    117,200    Standard Bank Investment Corp. Ltd.                                              408
                                                                                            -------
                                                                                              4,464
                                                                                            -------
               TAIWAN (12.5%)
     84,000    Accton Technology Corp. *                                                        169
    543,000    Advanced Semiconductor Engineering, Inc. *                                       442
    208,000    Benq Corp.                                                                       444
    580,000    Chinatrust Financial Holding Co. Ltd. *                                          537
    289,000    Formosa Chemicals & Fibre Corp.                                                  282
    413,000    Fubon Financial Holding Co. Ltd. *                                               424
     99,980    Hon Hai Precision Industry Co. Ltd.                                              456
    565,000    Nan Ya Plastic Corp.                                                             540
    695,000    Pou Chen Corp. *                                                                 634
    799,604    SinoPac Holdings Co. *                                                           374
    481,340    Taiwan Semiconductor Manufacturing Co. *                                       1,210
    238,000    Unimicron Technology Corp.                                                       258
    861,000    United Microelectronics Corp. *                                                1,147
    375,000    Winbond Electronics Corp. *                                                      211
                                                                                            -------
                                                                                              7,128
                                                                                            -------
               THAILAND (3.2%)
    400,600    Bangkok Bank Public Co. Ltd. (Foreign) *                                         700
    842,000    Bangkok Expressway Public Co. Ltd.                                               370
    190,100    Land & Houses Public Co. Ltd. *                                                  406
    116,000    PTT Exploration & Production Public Co. Ltd.                                     351
                                                                                            -------
                                                                                              1,827
                                                                                            -------
               TURKEY (1.7%)
 33,600,000    Arcelik A.S.                                                                     203
  3,200,000    Enka Holding Yatrim A.S.                                                         209
 79,236,000    Hurriyet Gazetecilik ve Matbaacilik A.S. *                                       221
 65,637,680    Trakya Cam Sanayii A.S.                                                          174
 35,100,000    Turkiye Is Bankasi "C" *                                                         151
                                                                                            -------
                                                                                                958
                                                                                            -------
               Total stocks (cost: $46,560)                                                  53,873
                                                                                            -------

  PRINCIPAL                                                                                  MARKET
     AMOUNT                                                                                   VALUE
      (000)    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENT(4.6%)

     $2,612    General Electric Capital Corp. Commercial Paper, 1.82%, 06/03/2002
                 (cost: $2,612)                                                               2,612
                                                                                            -------

               TOTAL INVESTMENTS (COST: $49,172)                                            $56,485
                                                                                            =======

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Banks                                                  15.9%
Integrated Oil & Gas                                    8.1
Computer Storage & Peripherals                          6.8
Integrated Telecommunication Services                   6.1
Diversified Financial Services                          5.7
Industrial Conglomerates                                4.3
Wireless Telecommunication Services                     3.9
Steel                                                   3.7
Electric Utilities                                      3.4
Precious Metals & Minerals                              3.1
Semiconductors                                          2.5
Pharmaceuticals                                         2.2
Telecommunication Equipment                             2.0
Gold                                                    1.9
Brewers                                                 1.7
Diversified Metals & Mining                             1.6
Homebuilding                                            1.5
Leisure Facilities                                      1.5
Automobile Manufacturers                                1.3
Tobacco                                                 1.2
Commodity Chemicals                                     1.1
Footwear                                                1.1
Packaged Foods & Meat                                   1.0
Paper Products                                          1.0
Other                                                  16.4
                                                       ----
Total                                                  99.0%
                                                       ====

16

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
May 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets.

                 ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 * Non-income-producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA EMERGING MARKETS FUND
May 31, 2002

ASSETS

  Investments in securities, at market value*(identified cost of $49,172)       $  56,485
  Cash                                                                                 78
  Cash denominated in foreign currencies (identified cost of $444)                    456
  Collateral for securities loaned, at market value                                 2,408
  Receivables:
      Capital shares sold                                                              47
      Dividends and interest                                                          220
      Securities sold                                                                 854
      Other                                                                             1
                                                                                ---------
         Total assets                                                              60,549
                                                                                ---------
LIABILITIES

  Payable upon return of securities loaned                                          2,408
  Securities purchased                                                                892
  Unrealized depreciation on foreign currency contracts held, at value                  7
  Capital shares redeemed                                                              23
  USAA Investment Management Company                                                   51
  USAA Transfer Agency Company                                                         20
  Accounts payable and accrued expenses                                                75
                                                                                ---------
         Total liabilities                                                          3,476
                                                                                ---------
             Net assets applicable to capital shares outstanding                $  57,073
                                                                                =========

REPRESENTED BY:

  Paid-in capital                                                               $ 155,147
  Accumulated undistributed net investment loss                                      (114)
  Accumulated net realized loss on investments                                   (105,284)
  Net unrealized appreciation of investments                                        7,313
  Net unrealized appreciation on foreign currency translations                         11
                                                                                ---------
             Net assets applicable to capital shares outstanding                $  57,073
                                                                                =========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                   7,199
                                                                                =========
  Net asset value, redemption price, and offering price per share               $    7.93
                                                                                =========
  *Including securities on loan of:                                             $   2,223
                                                                                =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA EMERGING MARKETS FUND
Year ended May 31, 2002

NET INVESTMENT LOSS

   Income:
       Dividends (net of foreign taxes withheld of $93)                         $   928
       Interest                                                                      74
       Fees from securities loaned                                                    1
                                                                                -------
           Total income                                                           1,003
                                                                                -------
   Expenses:
       Management fees                                                              461
       Administrative and servicing fees                                             58
       Transfer agent's fees                                                        253
       Custodian's fees                                                             187
       Postage                                                                       52
       Shareholder reporting fees                                                    44
       Trustees' fees                                                                 5
       Registration fees                                                             25
       Professional fees                                                             60
       Other                                                                         14
                                                                                -------
           Total expenses                                                         1,159
       Expenses paid indirectly                                                      (2)
                                                                                -------
           Net expenses                                                           1,157
                                                                                -------
               Net investment loss                                                 (154)
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on:
       Investments                                                               (1,033)
       Foreign currency transactions                                               (176)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                                6,496
       Foreign currency translations                                                 14
                                                                                -------
               Net realized and unrealized gain                                   5,301
                                                                                -------
   Increase in net assets resulting from operations                             $ 5,147
                                                                                =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA EMERGING MARKETS FUND
Year ended May 31,

FROM OPERATIONS                                                 2002              2001
                                                            --------------------------
   Net investment income (loss)                             $   (154)       $      796
   Net realized loss on investments                           (1,033)          (47,268)
   Net realized loss on foreign currency transactions           (176)           (1,807)
   Change in net unrealized appreciation/depreciation of:
     Investments                                               6,496             2,070
     Foreign currency translations                                14              (426)
                                                            --------------------------
     Increase (decrease) in net assets resulting
         from operations                                       5,147           (46,635)
                                                            --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (138)             (236)
                                                            --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  77,962            94,943
   Reinvested dividends                                          135                69
   Cost of shares redeemed                                   (77,742)         (231,385)
                                                            --------------------------
     Increase (decrease) in net assets from capital
         share transactions                                      355          (136,373)
                                                            --------------------------
Net increase (decrease) in net assets                          5,364          (183,244)

NET ASSETS

   Beginning of period                                        51,709           234,953
                                                            --------------------------
   End of period                                            $ 57,073        $   51,709
                                                            ==========================
Accumulated undistributed net investment loss:
   End of period                                            $   (114)       $   (1,651)
                                                            ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                11,033            12,094
   Shares issued for dividends reinvested                         20                 7
   Shares redeemed                                           (11,072)          (31,047)
                                                            --------------------------
     Decrease in shares outstanding                              (19)          (18,946)
                                                            ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA EMERGING MARKETS FUND
May 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Emerging Markets Fund (the
         Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                    value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $1,905,000, decrease accumulated undistributed net investment loss by $1,829,000 and decrease accumulated net realized loss on investments by $76,000.

                 Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                 The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:



                                                  2002                   2001
                 --------------------------------------------------------------

                 Ordinary income                $137,000               $236,000
                 Long-term capital gains            -                      -

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                 As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:


                 Undistributed ordinary income                    $           -
                 Accumulated net realized loss on investments      (103,550,000)
                 Unrealized appreciation                              5,589,000


              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                 trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million:
         $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended
         May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers, for federal income tax purposes, of $103,550,000, which, if not offset by subsequent capital gains, will expire between 2006 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $112,150,000 and $111,970,000, respectively.

         The cost of securities at May 31, 2002, for federal income tax purposes, was $50,907,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $6,789,000 and $1,211,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

--------------------------------------------------------------------------------------------------------
                                     U.S. DOLLAR
EXCHANGE        CONTRACTS TO         VALUE AS OF         IN EXCHANGE        UNREALIZED       UNREALIZED
  DATE             RECEIVE            05/31/02         FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------
06/04/02             585               $232                  $234              $  -             $(2)
                Brazilian Real
--------------------------------------------------------------------------------------------------------

         FOREIGN CURRENCY CONTRACTS TO SELL:

--------------------------------------------------------------------------------------------------------
                                     U.S. DOLLAR
EXCHANGE        CONTRACTS TO         VALUE AS OF        IN EXCHANGE         UNREALIZED       UNREALIZED
  DATE             DELIVER            05/31/02        FOR U.S. DOLLAR      APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------
06/07/02            3,845               $393               $388                $  -             $(5)
             South African Rand
--------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash

26

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

         collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2002, the Fund loaned securities having a fair value of approximately $2,223,000 and held collateral of $2,408,000 for the loans.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

                 Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Emerging Markets Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

                 performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:



OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/-1.00% to 4.00%                    +/-0.04%

+/-4.01% to 7.00%                    +/-0.05%

+/-7.01% and greater                 +/-0.06%


(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

28

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on November 7, 1994. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(10) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

         On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

         agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and The Boston Company Asset Management, LLC (The Boston Company). These interim agreements took effect on June 28, 2002.

         Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by The Boston Company, rather than directly managing the Fund's assets. The Fund pays the Manager the same management fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee.

         The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and The Boston Company. The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002.

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA EMERGING MARKETS FUND
May 31, 2002

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MAY 31,
                                                ----------------------------------------------------------------------
                                                   2002           2001            2000            1999            1998
                                                ----------------------------------------------------------------------
Net asset value at
       beginning of period                      $  7.16        $  8.98        $   8.49        $   8.98        $  11.53
                                                ----------------------------------------------------------------------
Income (loss) from investment operations:
       Net investment income (loss)                (.02)a          .04a            .02             .08             .07
       Net realized and
         unrealized gain (loss)                     .81          (1.85)            .54            (.50)          (2.44)
                                                ----------------------------------------------------------------------
Total from investment operations                    .79          (1.81)            .56            (.42)          (2.37)
                                                ----------------------------------------------------------------------
Less distributions:
       From net investment income                  (.02)          (.01)           (.07)           (.07)              -
       From capital gains                             -              -               -               -            (.18)
                                                ----------------------------------------------------------------------
Total distributions                                (.02)          (.01)           (.07)           (.07)           (.18)
                                                ----------------------------------------------------------------------
Net asset value at end of period                $  7.93        $  7.16        $   8.98        $   8.49        $   8.98
                                                ======================================================================
Total return (%)*                                 11.11         (20.19)           6.55           (4.63)         (20.97)
Net assets at end of period (000)               $57,073        $51,709        $234,953        $276,340        $294,888
Ratio of expenses to
       average net assets (%)                      2.51b          1.39b           1.28            1.27            1.31
Ratio of net investment income (loss)
       to average net assets (%)                   (.33)           .47             .14             .98             .88
Portfolio turnover (%)                           257.45         196.75          147.24           83.84           41.23

 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a)  Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                                  (0.01%)        (0.01%)           N/A             N/A             N/A

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

32

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS (1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO)and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present).
                 Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies out-side the USAA family of funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS (1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

N O T E S
=========-----------------------------------------------------------------------

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

38

N O T E S
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

                                                                              39

N O T E S
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

40

N O T E S
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

                                                                              41

N O T E S
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

42

N O T E S
=========-----------------------------------------------------------------------

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

                    TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    9800 Fredericksburg Road
                UNDERWRITER,    San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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